Note 4 - Property, Plant and Equipment (Details) - Components of Property, Plant and Equipment (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	$ 134,335	$ 135,839	$ 184,750
Less: accumulated depreciation	(7,473)	(3,900)	(89,118)
Property, plant and equipment, net	135,743	139,670	100,391
Construction in process	8,881	7,731	4,759
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	29,848	31,246	22,370
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	39,969	41,118	63,979
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	64,518	63,475	98,401
Excluding Construction in Process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 126,862	$ 131,939	$ 95,632